CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017		Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 4,912,170		$ 2,604,886
Accounts receivable, net of allowance of $nil as of December 31, 2016 and 2017	3,295,818		1,645,237
Inventories	538,660		224,148
Prepaid expenses and other current assets, net	2,245,788		8,677,630
Amounts due from related parties	3,062,797		212,805
Total current assets	14,055,233		13,364,706
Non-current assets:
Property and equipment, net	1,795,233		1,977,659
Acquired intangible assets, net	10,263,941	[1]	36,274,238
Investment	768,486		720,150
Goodwill	108,940,433	[2]	221,337,157
Deferred tax assets	156,782		219,602
Other non-current assets	161,723		151,552
Total non-current assets	122,086,598		260,680,358
TOTAL ASSETS	136,141,831		274,045,064
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of VIE without recourse to the Company of $nil and $7,684,859 as of December 31, 2016 and 2017, respectively)	7,684,859		0
Accounts and notes payable (including accounts and notes payable of VIE without recourse to the Company of $2,200,292 and $3,980,560 as of December 31, 2016 and 2017, respectively)	3,980,826		2,200,451
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of $8,198,754 and $8,345,461 as of December 31, 2016 and 2017, respectively)	9,292,260		9,033,258
Advance from customers (including advance from customers of VIE without recourse to the Company of $2,282,353 and $1,243,739 as of December 31, 2016 and 2017, respectively)	1,243,739		2,282,353
Amounts due to related parties (including amounts due to related parties of VIE without recourse to the Company of $1,650,168 and $87,385 as of December 31, 2016 and 2017, respectively)	603,883		1,711,028
Total current liabilities	22,805,567		15,227,090
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of $1,086,342 and $1,386,749 as of December 31, 2016 and 2017, respectively)	1,534,449		1,352,202
Deferred tax liabilities (including deferred tax liabilities of the VIE without recourse to the Company of $nil and $nil as of December 31, 2016 and 2017, respectively)	2,565,985		9,068,560
Amount due to related parties (including amount due to related parties of the VIE without recourse to the Company of $nil and 5,685,971 as of December 31, 2016 and 2017, respectively)	5,685,971		0
Total non-current liabilities	9,786,405		10,420,762
TOTAL LIABILITIES	32,591,972		25,647,852
Commitments and contingencies
Shareholders’ equity:
Ordinary shares ($0.00001 par value; 1,827,462,652 shares authorized, 1,476,208,670 shares issued and outstanding as of December 31, 2016 and 2017)	14,766		14,756
Additional paid-in capital	634,070,842		632,994,514
Accumulated deficit	(513,903,256)		(352,004,277)
Accumulated other comprehensive loss	(16,632,493)		(32,607,781)
Total shareholders’ equity	103,549,859		248,397,212
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 136,141,831		$ 274,045,064

[1]	Long-lived assets represent the Group’s property and equipment (Note 9), and acquired intangible assets (Note 10). The Group determined that these long-lived assets were one asset group and subject to be tested for impairment. The Group measures long-lived assets at fair value on a non-recurring basis when the carrying amount of the asset group exceeds its recoverable amount based on future projection which is consistent with its remained useful lives of the primary assets. The fair value was determined using models with significant unobservable input (Level 3 inputs) and the cash flow projections were based on past experience, actual results of operations and management best estimates about future developments as well as certain market assumptions. Impairment loss of $nil, $nil and $19,765,615 were recognized during the years ended December 31, 2015, 2016 and 2017, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.
[2]	The Group measures goodwill at fair value on a non-recurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs) which primarily included management projections on the discounted future cash flow analysis including the discount rate using the weighted average cost of capital of 17.5% and 18% as of December 31, 2016 and 2017, respectively, and expected revenue growth rates. Goodwill impairment loss of $85,934,770, $nil, and $127,252,810 were recognized for the years ended December 31, 2015, 2016 and 2017, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.